BONDS PAYABLE (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Notes Payable	$ 1,725,000	$ 1,725,000
Bonds [Member]
Debt Instrument [Line Items]
5% Participating zero coupon bonds repayable on September 30, 2015	1,725,000	0
5 % Participating zero coupon bonds repayable on September 30, 2015	0	1,725,000
Five Participating zero coupon bonds [Member]
Debt Instrument [Line Items]
Long-term Commercial Paper, Noncurrent		$ 1,725,000	$ 0